INCOME TAX (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($)	Jul. 31, 2021	Jul. 31, 2020
Deferred Tax Assets
Rental income received in advance	$ 148,033	$ 175,145
Anticipated PPP loan expenses to be forgiven		199,390
Operating lease liabilities	7,680,923	8,013,099
Federal net operating loss carryforward	2,171,510	1,764,769
State net operating loss carryforward	809,951	693,541
Other	106,583	33,056
Total	10,917,000	10,879,000
Deferred Tax Liabilities
Unbilled receivables	569,029	412,343
Property and equipment	4,963,194	4,671,246
Unrealized gain on marketable securities	430,455	307,375
Operating lease right-of-use assets	9,536,322	10,229,036
Total	15,499,000	15,620,000
Net deferred tax liability	$ 4,582,000	$ 4,741,000